Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Detail) £ in Millions	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 238,751	£ 1,125,419
Interest Rate Contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	184,752	935,645
Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	84,344
Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	6,806
Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	2,078
Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	11,217
Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	785
Exchange Rate Contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	51,076	£ 169,918
Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	3,010
Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	18,876
Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	15,025
Equity derivative contracts [member] | Equity Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	69
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 6,162
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0063
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	(0.0022)
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0151
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 392
Average GBP - USD exchange rate	1.5800
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0362
Less Than One Month [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average GBP - USD exchange rate	1.3035
Less Than One Month [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 392
Less Than One Month [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	3,916
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 8,411
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0079
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0067
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0131
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,715
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0073
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,295
Average GBP - USD exchange rate	1.3325
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0250
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average GBP - JPY exchange rate	147.2149
Average GBP - USD exchange rate	1.3067
Greater Than 1 and Less Than 3 Months [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,295
Greater Than 1 and Less Than 3 Months [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	2,552
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 14,611
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0106
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0091
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0134
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,991
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0073
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 784
Average GBP - EUR exchange rate	1.2523
Average GBP - USD exchange rate	1.6333
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0234
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average GBP - JPY exchange rate	146.3718
Average GBP - EUR exchange rate	1.2803
Average GBP - USD exchange rate	1.3099
Later Than Three Months and Not Later Than One Year [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,773
Later Than Three Months and Not Later Than One Year [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	2,961
Later Than Three Months and Not Later Than One Year [member] | Equity derivative contracts [member] | Equity Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	37
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 39,508
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0159
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0109
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0268
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 3,100
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0133
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 90
Average GBP - EUR exchange rate	1.1827
Average GBP - USD exchange rate	1.5110
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0389
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0238
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 7,562
Average GBP - EUR exchange rate	1.2707
Average GBP - USD exchange rate	1.5447
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0266
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 785
Average GBP - JPY exchange rate	145.3191
Average GBP - EUR exchange rate	1.1349
Average GBP - USD exchange rate	1.3049
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 1,101
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	11,481
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	5,596
Later Than One Year and Not Later Than Five Years [member] | Equity derivative contracts [member] | Equity Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	32
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 15,652
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0285
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0126
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0218
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 301
Average GBP - EUR exchange rate	1.1682
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0392
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0795
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 2,871
Average GBP - EUR exchange rate	1.2167
Average GBP - USD exchange rate	1.5109
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0290
Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 222
Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Nominal amount	£ 5,622